Commissions Expense - Summary of Commissions Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 930,045	$ 1,113,684
Commissions related to transactions of debt securities [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	289	447
Commissions paid ATM exchange [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	390,891	466,598
Checkbooks commissions and compensating clearing houses [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	214,680	226,737
Commissions credit cards and foreign trade [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 324,185	$ 419,902